Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Cost of ship management services	$ 34,900,000	$ 38,700,000	$ 33,500,000
Depreciation of vessels and equipment	199,006,000	189,364,000	171,730,000
Interest costs capitalized to vessels and equipment	19,600,000	1,500,000	5,900,000
Vessel [Member]
Property, Plant and Equipment [Line Items]
Depreciation of vessels and equipment	$ 171,400,000	$ 158,000,000	$ 135,400,000
Minimum [Member] | FPSO [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	20 years
Minimum [Member] | Shuttle and Conventional Tankers [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	20 years
Dry docks period	2 years 6 months
Maximum [Member] | FPSO [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	25 years
Maximum [Member] | Shuttle and Conventional Tankers [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	25 years
Dry docks period	5 years